EMIGRANT SECURITIES CORP.

                               5 EAST 42ND STREET
                            NEW YORK, NEW YORK 10017





                                             August 29, 2001




Dear Stockholder:

                  Enclosed you will find the Semi-Annual Report of Emigrant Securities Corp. for the six months ended June 30, 2001. The Semi-Annual Report contains a summary of the actions taken at the 2001 Annual Meeting of Stockholders, held on May 9, 2001, as well as the unaudited Financial Statements of Emigrant Securities Corp. as of June 30, 2001. These financials are for your informational purposes only and do not affect your preferred stock dividend in any way and do not require any action by you.


                                                  Sincerely,



                                                  Francis R. May
                                                  Treasurer

Enclosures

                        RESULTS OF THE ANNUAL MEETING OF
                    STOCKHOLDERS OF EMIGRANT SECURITIES CORP.

SUBMISSION OF MATTERS TO A VOTE OF STOCKHOLDERS

                  Emigrant Securities Corp. ("ESC") held its 2001 Annual Meeting on May 9, 2001. The purpose of the Annual Meeting was to vote on the following proposals:

1. The election of seven directors for a term of one year, including two directors to be elected by the holders of the 925 outstanding shares of ESC's Series A Preferred Stock, as a separate class ("Preferred Directors"), and five directors to be elected by the holders of the 1000 outstanding shares of ESC's Common Stock and the 925 outstanding shares of ESC's Series A Preferred Stock, voting together ("Non-Preferred Directors"); and

2. The ratification of the appointment of KPMG LLP as independent auditors of ESC for the fiscal year ending December 31, 2001.

                  The results of the voting were as follows:

         Proposal 1:       Election of Directors:
                           Non-Preferred Directors
                           -----------------------

                           Philip L. Milstein                          For                       1,882
                                                                       Withheld                     12

                           Douglas J. McClintock                       For                       1,890
                                                                       Withheld                      4

                           Lawrence J. Kane                            For                       1,890
                                                                       Withheld                      4

                           Jonathan G. Matuscak                        For                       1,890
                                                                       Withheld                      4

                           Lance S. Miller                             For                       1,890
                                                                       Withheld                      4

                           Preferred Directors
                           -------------------

                           Stephen Goldsmith                           For                          891
                                                                       Withheld                       3

                           Gilbert S. Stein                            For                          891
                                                                       Withheld                       3


         Proposal 2:       Ratification of Appointment                 For                        1,890
                           of Independent Auditors                     Against                        4
                                                                       Abstain                        0
                                                                       Broker Non-Votes               0

                            Emigrant Securities Corp.
       ( A wholly owned subsidiary of Emigrant Portfolio Resource Corp. )


                       Financial Statements and Schedules


                                 June 30, 2001

                                   (Unaudited)

                            EMIGRANT SECURITIES CORP.
        (A Wholly Owned Subsidiary of Emigrant Portfolio Resource Corp.)

                       Statement of Assets and Liabilities

                                 June 30, 2001

                (in thousands, except net asset value per share)


ASSETS:

Cash                                                                    $  6,656
Investments:
   Money market investments (cost of $26,102)                             26,102
   Investment in securities of unaffiliated issuers
            (cost of $468,720) (note 3)                                  471,621
   Investment in commercial real estate mortgages at fair market value
            (cost of $449,086) (note 4)                                  461,033
                                                                        --------
       Total investments                                                 958,756
Other assets                                                               7,482
                                                                        --------
       Total assets                                                      972,894
                                                                        --------
LIABILITIES:

Mortgage escrows deposits                                                  3,074
Dividends to shareholders declared and payable on July 16, 2001           15,023
Other liabilities                                                             39
                                                                        --------
       Total liabilities                                                  18,136
                                                                        --------

Net assets                                                              $954,758
                                                                        ========

NET ASSETS CONSIST OF:

   Common stock, $.01 par value,
       1000 shares authorized; 1000 shares issued and outstanding       $      -
   Preferred stock, $.01 par value,
       1000 shares authorized; 925 shares issued and outstanding             925

   Additional paid-in capital                                            942,985
   Net unrealized appreciation of investments                             10,848
                                                                        --------
Net assets                                                              $954,758
                                                                        ========
Net asset value per share 95500 shares of $.01 par value common stock
             issued and outstanding)                                    $    955
                                                                        ========

See accompanying notes to financial statements.

                            EMIGRANT SECURITIES CORP.
        (A Wholly Owned Subsidiary of Emigrant Portfolio Resource Corp.)

                             Statement of Operations

                     For the Six Months Ended June 30, 2001

                                 (in thousands)


INVESTMENT INCOME:

   Interest Income:
     Money market investments                                            $ 2,418
     Investments securities                                               12,360
     Commercial real estate mortgages                                     17,498
                                                                         -------
        Interest income                                                   32,276

   Non-Interest Income:
     Commercial mortgage prepayment fee                                      754
     Repurchase agreement collateral fee                                      18
     Gain on sale of securities                                              194
                                                                         -------
        Non-interest income                                                  966
                                                                         -------
        Investment income                                                 33,242

EXPENSES (NOTE 5):

   Investment advisory fee - ESB                                             225
   Commerical real estate mortgage advisory fee - ESB                         35
   Commerical real estate mortgage subservicing fee - EMC                     69
   Custodian fees                                                             34
   Professional fees                                                          77
   Other (note 6)                                                             28
                                                                         -------
     Expenses                                                                468
                                                                         -------
        Net investment income                                             32,774

NET UNREALIZED APPRECIATION ON INVESTMENTS:

   Net unrealized appreciation of investments during the year              2,357
                                                                         -------

        Net increase in net assets resulting from investment activities  $35,131
                                                                         =======



See accompanying notes to financial statements.

                            EMIGRANT SECURITIES CORP.
        (A Wholly Owned Subsidiary of Emigrant Portfolio Resource Corp.)

                       Statement of Changes in Net Assets

          For the Six Months Ended June 30, 2001 and 2000, respectively


                        (in thousands, except share data)


                                                                        2001          2000
                                                                      --------      ---------
FROM INVESTMENT ACTIVITIES:

   Net investment income                                              $ 32,774      $ 32,318
   Net unrealized appreciation/(depreciation) of investments             2,357        (1,755)
                                                                      --------      ---------
     Net increase in net assets resulting from investment activities    35,131        30,563
                                                                      --------      ---------

DIVIDENDS TO SHAREHOLDERS FROM:

   Net investment income                                               (30,046)      (30,046)
                                                                      --------      ---------
     Decrease in net assets from distribution to stockholders          (30,046)      (30,046)
                                                                      --------      ---------


   Total increase in net assets                                          5,085           517

NET ASSETS:
   Beginning of period                                                 949,673       925,363
                                                                      --------      ---------
   End of period                                                      $954,758      $925,880
                                                                      ========      =========


   See accompanying notes to financial statements.

                            EMIGRANT SECURITIES CORP.
        (A Wholly owned Subsidiary of Emigrant Portfolio Resource Corp.)

                             Schedule of Investments

                                 June 30, 2001

                                 (in thousands)


Principal                                                                     Maturity                    Market
  Amount                                                                        Date          Rate         Value
---------                                                                   ---------------------------------------
         INVESTMENT IN MONEY MARKET ACCOUNTS                (2.7% OFCTOTAL INVESTMENTS)   (COST OF $26,102)
$26,102   Special Management Account                                               n/a        Daily*        $26,102
          *(At current balance, the rate is fed funds less 20 bps)                                          -------

         INVESTMENT IN SECURITIES OF UNAFFILIATED ISSUERS   (49.2%OF TOTAL INVESTMENTS)  (COST OF $468,720)
          Corporates                      (17.7%)
 11,630     Ahmanson                                                          10/1/2002        8.25%         12,052
  2,250     Bank of New York                                                 12/15/2004        8.50%          2,460
 10,000     Bank of America Corp                                              6/15/2004        6.63%         10,317
 10,000     Bear Stearns Corp                                                 8/1/2002         6.45%         10,152
  9,000     Dime Bancorp Inc                                                 12/19/2002        9.00%          9,357
 10,000     Dow Chemical Corp                                                 5/14/2004        5.25%          9,925
  2,260     El Paso                                                           1/15/2002        7.75%          2,285
 10,000     Firststar Corp                                                    7/13/2001        6.35%         10,005
 10,000     Ford Motor Credit Co                                              4/17/2003        5.18%         10,043
 15,000     Ford Motor Credit Notes                                           3/8/2004         4.73%         15,088
 10,000     Goldman Sachs Group Inc                                           1/28/2005        7.50%         10,509
  1,771     Illinova Corp                                                     2/1/2004         7.13%          1,811
  3,000     Kinder Morgan Inc                                                 3/1/2003         6.45%          3,046
 14,335     Long Island Savings Bank                                          6/13/2002        7.00%         14,535
  7,580     Occidental Petroleum Corp                                         4/1/2005         6.50%          7,696
 20,000     Prudential Insurance Notes                                        4/15/2003        6.88%         20,445
  5,340     R&B Facon Corp                                                   12/15/2003        9.13%          5,763
  1,000     Sears Roebuck Accept Corp                                         3/20/2003        6.00%          1,009
  5,000     Tosco Corp                                                        5/15/2003        8.25%          5,253
  4,000     Wells Fargo & Co                                                  5/1/2002         8.75%          4,140
  1,500     Williams Cos Inc                                                  12/1/2003        6.13%          1,511
  1,900     Williams Cos Inc                                                 11/15/2004        6.63%          1,915
                                                                                                            -------
                                                                                                            169,317
                                                                                                            -------
          Trust Preferred                 (10.4%)
 10,000     Allfirst Pfd Capital Trust                                        7/15/2029        6.26%          9,892
 15,000     Bankamerica Capital Trust III                                     1/15/2027        5.33%         13,641
  6,500     Bankboston Capital Trust III                                      6/15/2027        4.64%          6,213
 11,500     Central Fid Capital                                               4/15/2027        5.76%         11,134
  2,000     Chase Capital                                                     8/1/2028         4.94%          1,861
 21,600     Fleet Capital Trust V                                            12/18/2028        4.88%         21,308
  1,608     Great Western Wash Mutual                                        12/31/2025        8.25%          1,598
 15,000     TCI Communications                                                5/31/2045       10.00%         15,084
 20,000     Zions Bancorp                                                     6/15/2008        4.59%         19,210
                                                                                                            -------
                                                                                                             99,941
                                                                                                            -------

                            EMIGRANT SECURITIES CORP.
        (A Wholly owned Subsidiary of Emigrant Portfolio Resource Corp.)

                       Schedule of Investments (Continued)

Principal                                                                     Maturity                      Market
  Amount                                                                        Date            Rate         Value
---------                                                                   ---------------------------------------
          Preferred Stock                         (0.1%)
   $500       Cadbury Schweppes                                                 4/12/2002       8.63%       $   514
                                                                                                            -------
                                                                                                                514
                                                                                                            -------
          FNMA ARMS                               (1.0%)
  9,183       FNMA ARM Pool #356923                                             2/1/2037        6.32%         9,284
                                                                                                            -------
                                                                                                              9,284
                                                                                                            -------
          GNMA ARMS                              (20.1%)
  3,831     GNMA ARM Pool #80133                                             11/20/2027        7.63%          3,910
  8,214     GNMA ARM Pool #80150                                              1/20/2028        6.25%          8,302
  3,195     GNMA ARM Pool #80150                                              1/20/2028        6.25%          3,255
 14,398     GNMA ARM Pool #80185                                              4/20/2028        7.00%         14,553
 16,396     GNMA ARM Pool #80197                                              5/20/2028        7.00%         16,572
  5,903     GNMA ARM Pool #80205                                              6/20/2028        7.00%          5,967
    227     GNMA ARM Pool #80300                                              7/20/2029        7.00%            230
    821     GNMA ARM Pool #80300                                              7/20/2029        7.00%            831
  6,732     GNMA ARM Pool #80312                                              8/20/2029        7.00%          6,819
 29,046     GNMA ARM Pool #80312                                              8/20/2029        7.00%         29,422
 33,027     GNMA ARM Pool #80319                                              9/20/2029        7.00%         33,461
 68,340     GNMA ARM Pool #80319                                              9/20/2029        7.00%         69,243
                                                                                                            -------
                                                                                                            192,565
                                                                                                            -------

            **Securities sold by parent to primary government securities dealers under repurchase agreements (see note 3)

          Total investment in securities of unaffiliated issuers                                            471,621
                                                                                                            -------
          (Aggregate cost for Federal income tax purposes is $609,892)

                            EMIGRANT SECURITIES CORP.
        (A Wholly owned Subsidiary of Emigrant Portfolio Resource Corp.)

                       Schedule of Investments (Continued)

   INVESTMENT IN COMMERCIAL REAL ESTATE MORTGAGES   (48.1% OF TOTAL INVESTMENTS)  (COST OF $449,086)
Principal                                                         Maturity                Market
  Amount                                                            Date         Rate     Value
---------                                                       ----------------------------------
            Commercial/Mixed Use            (1.9%)
  2,291       GSL Enterprises Inc                                8/1/2006      7.50%       2,337
    796       2373 Broadway Associates                           2/1/2004      7.25%         812
  1,400       George Lax                                         6/1/2006      7.75%       1,428
  1,439       130 West 57 Co. LLC                                1/1/2007      8.19%       1,468
    462       130 West 57 Co. LLC                                2/1/2007      6.50%         463
  1,350       Park Park Associates, L.L.C.                       3/1/2002      8.24%       1,377
  1,430       200 West 79th St. Realty Corp.                     4/1/2008      7.78%       1,458
    286       200 West 79th St. Realty Corp.                     4/1/2008      7.62%         291
  1,717       Wooster Parking Corp.                              7/1/2008      7.28%       1,752
  3,380       Fortusa Realty Corp.                               4/1/2009      7.00%       3,448
  1,369       Fortusa Realty Corp.                               4/1/2009      8.99%       1,396
  1,002       Bronxville Realty Assoc.LLC                        3/1/2003      7.57%       1,022
    288       Concordia College                                  3/1/2005      8.50%         294
    377       Fordham University                                 4/1/2002      8.50%         385
                                                                                        --------
                                                                                          17,929
                                                                                        --------

            Hotels and Motels               (3.4%)
   $536       Mrs Lillian Goldman                               11/1/2003      6.50%        $545
 25,000       Sk Realty Co, 715 Realty Co                        6/1/2002      7.75%      25,500
  6,580       Hotel Earl Realty Co L P                           2/1/2008      7.29%       6,712
                                                                                        --------
                                                                                          32,757
                                                                                        --------
           Improved Land                    (3.6%)
  7,990       Fifth Avenue Building Assoc                        1/1/2005      9.51%       8,150
    374       Fifth Avenue Associates                            1/1/2005      7.08%         382
  3,038       Fifth Avenue Building Assoc                        1/1/2005      6.09%       3,076
  3,336       132 West 31st St Realty Corp                       8/1/2008      7.12%       3,402
  7,500       120 Broadway LLC                                   7/1/2009      6.50%       7,524
  4,000       111 Wall Street LLC                                7/1/2009      6.50%       4,013
  7,500       430 Park Avenue LLC                                8/1/2009      7.19%       7,650
                                                                                        --------
                                                                                          34,195
                                                                                        --------
          Industrial (including Warehouses) (1.5%)
    629       Noel Levine                                        4/1/2004      8.13%         641
  2,219       Van Dam Associates                                 7/1/2003     10.00%       2,263
  1,391       Roger Realty Company                               1/1/2005      8.97%       1,419
  1,350       1st Metropolitan Development Corp                  7/1/2002      8.77%       1,377
    661       Usdan Associates                                   4/1/2007      9.02%         675
  2,302       Skillman Realty Co.                                3/1/2008      7.53%       2,348
  3,049       29-01 Borden Realty Co., LLC                       5/1/2008      7.37%       3,110
  2,645       Charles B Benenson                                 8/1/2003      8.75%       2,697
                                                                                        --------
                                                                                          14,531
                                                                                        --------

                            EMIGRANT SECURITIES CORP.
        (A Wholly owned Subsidiary of Emigrant Portfolio Resource Corp.)

                       Schedule of Investments (Continued)

 Principal                                               Maturity                 Market
   Amount                                                  Date         Rate      Value
----------                                               ---------------------------------
            Lofts                           (7.8%)
$ 2,423       205 West 39th Street Company                7/1/2009      6.88%     $ 2,471
  1,000       205 West 39th Street Company                7/1/2009      7.50%       1,020
    765       4324 Company                                3/1/2007      7.79%         780
    707       168 Fifth Avenue Realty Corp.               2/1/2006      7.53%         721
  1,282       37 West 20th Company                        1/1/2002      7.60%       1,300
  2,419       Palobueno N.V. Ltd.                         7/1/2007      8.82%       2,467
  5,200       37th Arcade Company                         7/1/2002      8.24%       5,304
  1,370       185 Varick Realty Corp.                    10/1/2007      7.98%       1,397
  2,214       Tenth Realty Associates                    11/1/2007      8.20%       2,259
  3,411       Walsam Twenty-Nine Company                 11/1/2007      7.94%       3,479
  2,152       KMDF LP                                    12/1/2007      8.03%       2,195
    292       KMDF LP                                    12/1/2007      8.75%         297
 15,413       GSH 520 8th Avenue LLC                      1/1/2008      7.17%      15,721
  6,000       GSH 520 8th Avenue LLC                      1/1/2008      7.74%       6,120
  2,751       Federation Associates LP                    6/1/2008      6.69%       2,785
  2,626       EK 17th Street LLC                          7/1/2013      6.71%       2,598
  1,427       5421 Equities Company                       7/1/2008      6.85%       1,455
  1,291       Central Partners, LLC                      11/1/2008      6.76%       1,314
  1,702       Michael Baum                               11/1/2008      6.95%       1,736
  4,304       1537 Assoc Trust F/B/O G. Levy             11/1/2008      6.73%       4,370
  1,330       Last Gasp Realty Ltd                        1/1/2009      6.75%       1,352
    487       Nalla Realty Corp.                          1/1/2009      6.11%         481
  6,200       Cooper Square Associates, LLC               6/1/2004      6.75%       6,324
  1,439       Cooper Square Associates, LLC               6/1/2004      6.75%       1,468
  2,318       Scandia Realty Ltd Partnership              5/1/2009      6.80%       2,364
  2,000       Joseph Wasserstein                          7/1/2009      6.88%       2,040
    925       Broadway 13th Associates L.P.               5/1/2008      6.88%         943
                                                                                  -------
                                                                                   74,762
                                                                                  -------
            Office Buildings                (18.1%)
    458       First Wilton Corp.                          1/1/2004      9.40%         467
    912       Mrs Lillian Goldman                        11/1/2003      6.50%         927
 10,614       230 Fifth Avenue Associates                 9/1/2008      6.85%      10,826
    751       230 Fifth Ave Associates                    9/1/2008      6.85%         766
  4,602       Empire Associates Realty Co.                7/1/2009      6.50%       4,615
    244       Panzel Development Associates              10/1/2004      8.18%         249
    584       81st & 5th Realty Co.                       1/1/2004      6.91%         596
  2,460       Estate Of Sol Goldman                       1/1/2010      7.38%       2,509
  3,778       112 West 34th Street Assoc.                 5/1/2011      6.68%       3,842
  1,611       Marlboro Building Associates                2/1/2003      7.08%       1,643
  4,259       1350 Broadway Associates                    5/1/2002      5.87%       4,287
  7,063       Estate Of Sol Goldman                       1/1/2010      7.31%       7,204
  1,586       Mrs. Lillian Goldman                       11/1/2003      6.50%       1,613
  4,575       841 Broadway Associates                     1/1/2004      6.07%       4,610
  3,791       Union Square Associates LLC                 1/1/2009      6.70%       3,842
  3,697       5th Ave. & 46th St. Associates              9/1/2006      8.09%       3,771
  2,287       Kenyon Realty Co.                           2/1/2007      8.17%       2,332


                            EMIGRANT SECURITIES CORP.
        (A Wholly owned Subsidiary of Emigrant Portfolio Resource Corp.)

                       Schedule of Investments (Continued)

 Principal                                                Maturity                 Market
   Amount                                                   Date         Rate      Value
----------                                               ----------------------------------
$ 5,344       Artf-Ny Inc                                 8/1/2003      7.04%     $ 5,451
  1,032       Seventh & 37Th Building Assoc.              4/1/2007      7.51%       1,053
  5,680       10 West 47Th Street Associates              8/1/2007      8.38%       5,793
  1,022       Circle Rd Trade & Trans, LLC                8/1/2009      8.43%       1,042
  1,627       Silverman 235, LLC                         10/1/2012      8.37%       1,660
  1,627       222 Mamaroneck Ave. Associates             10/1/2012      8.37%       1,660
  1,563       141 Central Ave Assoc.                     10/1/2012      8.37%       1,595
  4,167       149 Madison LLC                            11/1/2017      8.00%       4,250
  8,009       425 Madison Associates                      3/1/2008      7.13%       8,169
  1,641       495 Central Avenue Corp                     2/1/2013      7.52%       1,673
  2,300       Will-Rich Realty Corp.                     11/1/2008      7.00%       2,346
  1,784       Chocolas LLC                                4/1/2008      7.13%       1,819
  1,229       Fifty East Forty Second Co.                 5/1/2005      6.53%       1,254
  1,048       Carlran Associates                          7/1/2008      7.01%       1,068
  2,839       410-22 Associates, LLC                      8/1/2008      7.27%       2,896
  5,258       171 Madison Associates                     10/1/2008      6.89%       5,363
    560       Post 180, LLC                              10/1/2008      6.99%         571
  2,876       274 Madison Company                        11/1/2008      6.61%       2,901
  4,779       501 Fifth Avenue Company                   11/1/2008      6.61%       4,820
  6,221       Tranel Inc.                                11/1/2008      6.81%       6,342
  1,622       Silk & Halpern - 45th Realty               12/1/2008      6.16%       1,596
  1,978       48 Mamaroneck Avenue LLC                    2/1/2009      7.00%       2,017
  1,412       Frandan Johnson, LLC                        2/1/2009      6.95%       1,440
  3,998       Nevins Associates, L.P                      3/1/2013      6.75%       4,041
  4,380       Flatiron Associates                         4/1/2006      6.40%       4,467
  9,000       608 Company, LLC                            4/1/2009      6.50%       9,028
  1,470       2035 Lakeville Road LLC                     6/1/2014      7.00%       1,478
  9,493       H. Dale Hemmerdinger                        6/1/2009      6.75%       9,649
 11,202       Ruth Brause & The Brause Fund               9/1/2009      7.40%      11,426
  2,195       East-Man Trading Company, Inc               5/1/2011      7.50%       2,239
    781       Chanin Court Co                             2/1/2008      7.88%         796
    135       Centre Management Company                   7/1/2005      8.13%         137
    658       Builders Leasing Corp                       7/1/2006      7.60%         671
  3,622       Spaulding & Slye Co.                        3/1/2003      9.00%       3,694
  2,427       Three O Realty                              7/1/2009      7.23%       2,475
     64       2720 Jerome Ave Inc                         4/1/2002      7.57%          65
     61       2720 Jerome Avenue Inc.                     4/1/2002      9.04%          62
    801       3544 Jerome Ave. LLC                       10/1/2004      8.36%         817
  1,251       264 West 35th Street Corp                   5/1/2012      8.09%       1,277
                                                                                  -------
                                                                                  173,201
                                                                                  -------
            Office/Retail Condominiums      (0.4%)
    703       R. John Punnett                             1/1/2009      8.41%         717
  1,938       Third City Associates                       8/1/2004      7.53%       1,977
  1,076       Siegel Associates                          11/1/2009      7.86%       1,098
                                                                                  -------
                                                                                    3,791
                                                                                  -------

                            EMIGRANT SECURITIES CORP.
        (A Wholly owned Subsidiary of Emigrant Portfolio Resource Corp.)

                       Schedule of Investments (Continued)

 Principal                                                Maturity                 Market

   Amount                                                   Date         Rate      Value
            Other                           (0.5%)
$    13       U S A Dept Of Transportation                6/4/2001      7.50%       $   13
  1,583       261 Broadway Associates                     5/1/2008      7.77%        1,615
    803       Zoland Properties, Inc.                     4/1/2009      8.47%          819
  1,915       Stratford C. Wallace                        4/1/2004      7.25%        1,954
    214       YMCA Of L I Inc                             9/1/2003      8.50%          218
    381       Chase Manhattan Bank                        6/1/2005      9.54%          389
     46       Jewish Community Center                     4/1/2005      8.21%           47
                                                                                    ------
                                                                                     5,055
                                                                                    ------

            Retail Shopping                 (10.9%)
    118       Orange Associates                           4/1/2004      8.50%         121
    889       632 Rte 17 N Corp & Junto Inv              11/1/2005      7.78%         907
    373       The Custom Shop Dallas Corp.                2/1/2008      8.52%         380
    579       Hal K. Negbaur                             10/1/2008      7.03%         590
  1,544       7 Horizon Corporation                      11/1/2005      8.69%       1,574
  1,580       Irene Duell                                 2/1/2008      7.72%       1,611
    433       Irene Stern                                 6/1/2009      7.50%         442
    848       110-122 Mamaroneck Avenue, LLC              2/1/2011      7.55%         865
    524       Austin Street Company LLC                   2/1/2011      7.45%         535
    420       Marilyn Joy Samuels                         3/1/2007      8.27%         429
  8,623       A.V.R. Realty Company                       9/1/2006      8.42%       8,795
    316       Kamran Hakim                                2/1/2012      7.59%         322
  5,747       82Nd Street Operating Acct.,                2/1/2009      7.92%       5,862
  3,079       281 Broadway Associates                     6/1/2002      8.28%       3,140
  1,204       76 Mamaroneck Avenue Assocs                 3/1/2007      8.15%       1,228
  1,142       Marital Trst F/B/O L. Goldman              11/1/2003      6.50%       1,161
  2,696       Estate Of Sol Goldman                       1/1/2010      7.38%       2,750
  1,429       Sami Tekiner                                6/1/2004      8.36%       1,457
  2,417       Jade Realty Company                         5/1/2007      8.25%       2,466
    993       Estate Of Sol Goldman                       1/1/2010      7.38%       1,013
    761       Marital Trust F/B/O L. Goldman             11/1/2003      6.50%         774
  6,564       The Beekman Estate &                        2/1/2005      8.40%       6,696
    430       Parkchester Rb Associates, L.P              4/1/2015      9.00%         438
  2,348       Glen Cove Shopping Center, Inc              9/1/2002      8.52%       2,395
    334       Glen Cove Shopping Center Inc               9/1/2002      8.52%         341
  2,399       Rb White Plains Associates Llc             12/1/2005      7.77%       2,447
  1,853       Northern & Parsons, Llc.                    4/1/2006      7.48%       1,890
  1,870       Hre Properties                              3/1/2007      7.99%       1,907
  1,874       Marital Trust F/B/O L. Goldman              6/1/2007      7.89%       1,912
    845       2 Park Place Corp.                          5/1/2007      8.18%         862
  4,743       Imperial Sterling Ltd.                     12/1/2007      7.92%       4,838
  4,724       Urstadt Biddle Properties, Inc             11/1/2007      7.79%       4,818
    477       275 Mamaroneck Ave, LLC                     3/1/2013      7.43%         486
  1,354       Acme Realty                                 4/1/2008      7.31%       1,381
  1,841       Bay Auto Mall Corp.                         4/1/2008      7.22%       1,878


                            EMIGRANT SECURITIES CORP.
        (A Wholly owned Subsidiary of Emigrant Portfolio Resource Corp.)

                       Schedule of Investments (Continued)

 Principal                                                Maturity                    Market
   Amount                                                   Date         Rate         Value

 $ 2,605      Lawnside Realty Corp.                       4/1/2008      7.16%        $ 2,657
   1,216      Lindenwood Center LLC                       7/1/2008      7.27%          1,241


  4,301       An Armful Corp                              8/1/2008      7.07%          4,387
  2,089       V.G.R Associates, LLC                       9/1/2008      6.74%          2,120
  2,055       Emil Mosbacher Real Estate LLC             10/1/2013      7.01%          2,074
  1,533       Allerton Associates LLC                    12/1/2008      7.01%          1,564
  1,928       H.O.S.T. Properties                         3/1/2009      7.00%          1,967
  2,121       Greenwich Ave Ltd Partnership               3/1/2009      7.00%          2,163
    972       76-01 37th Ave. Realty Corp.                8/1/2009      7.25%            992
  1,200       Herricks Mineola, LLC                       9/1/2009      6.50%          1,205
  1,120       William N. Segal                            7/1/2011      8.13%          1,143
    438       William N. Segal                            7/1/2011      8.13%            447
    116       Paula C Rand                                7/1/2005      8.13%            119
    367       Pa-Fla Plaza Ltd                            8/1/2002      8.50%            374
  1,536       Duba Limited Partnership                    9/1/2007      7.00%          1,567
     96       Albert J Cirigano Sr                       10/1/2004      8.25%             98
    502       Man Chang Chiang                            1/1/2004      8.50%            512
  1,013       Classic Holding Company                     4/1/2014      6.90%          1,012
    201       WGP Realty                                  3/1/2002      8.13%            203
    142       National Properties                        12/1/2001      8.13%            143
     21       East 170 Street Realty Corp                 1/1/1994     12.00%              1
     40       51 Front Street Corp                       10/1/2006      8.75%             41
    852       122 Wpr Corporation                         1/1/2005      8.99%            869
  2,674       Pearl River Center Associates               9/1/2009      7.00%          2,728
  6,348       Urstadt Biddle Properties                   3/1/2010      7.78%          6,475
                                                                                    --------
                                                                                     104,811
                                                                                    --------

            Total investment in commercial real estate mortgages                     461,033
                                                                                    --------

              Total Investments                    (TOTAL COST OF $943,908)***      $958,756
                                                                                    ========

              ***Total cost for Federal income tax purposes is substantially the same

See accompanying notes to financial statements.

                            EMIGRANT SECURITIES CORP.
        (A Wholly Owned Subsidiary of Emigrant Portfolio Resource Corp.)

                              Financial Hightlights

                    For a share of capital stock outstanding

          For the Six Months Ended June 30, 2001 and 2000, respectively



                                                              2001             2000
                                                            --------         --------
Net Asset Value, Beginning of Period                        $949,673         $925,363

Income From Investment Activities:
  Net investment income                                       32,774         $ 32,318
  Net unrealized appreciation/(depreciation) of investments    2,357           (1,755)
                                                            --------         --------
         Total income from investment activities              35,131           30,563
                                                            --------         --------
Dividends to shareholders from:
  Net investment income                                      (30,046)         (30,046)
                                                            --------         --------

Net Asset Value, End of Period                               954,758          925,880
                                                            ========         ========

Total Return To Net Asset Value                                 3.66%(a)         3.30%(a)
                                                            ========         ========
Net Assets, End of Period (millions)                         $   955         $    926
                                                            ========         ========
Net Investment Income to Average Net Assets                     5.86%(b)         5.98%(b)
                                                            ========         ========
Ratio of Expenses to Average Net Assets                         0.08%(b)         0.07%(b)
                                                            ========         ========
Portfolio Turnover Rate                                         1.21%            0.00%
                                                            ========         ========

(a) Total return not annualized, as it may not be representative of the total return for the year.
(b)  Annualized

                            EMIGRANT SECURITIES CORP.
        (A Wholly Owned Subsidiary of Emigrant Portfolio Resource Corp.)

                        Notes to the Financial Statements

                                  June 30, 2001


(1)  NATURE OF OPERATIONS AND BASIS OF PRESENTATION

     Emigrant Securities Corp. (the "Company") was incorporated in the State of Delaware on August 12, 1999 and commenced operations on October 1, 1999 as a newly organized, diversified, closed-end management investment company. The Company is a wholly owned subsidiary of Emigrant Portfolio Resource Corp. (the "Parent"), which is a wholly owned subsidiary of Emigrant Savings Bank ("ESB"). ESB is a wholly owned subsidiary of Emigrant Bancorp, Inc. The Company was capitalized through the issuance of 1,000 shares of Common Stock to the Parent and 125 shares of cumulative non-redeemable preferred stock issued through a private placement. Additionally, the Parent holds 800 shares of preferred stock. The Parent contributed money market investments, investment securities and commercial real estate mortgages as consideration for the Company's common stock shares at fair value.


(2)  SIGNIFICANT ACCOUNTING POLICIES

     The statement of assets and liabilities is prepared in conformity with generally accepted accounting principles which requires management to make estimates and assumptions that affect the reported amounts at the date of this statement. Actual results could differ from those estimates.

     The following is a summary of the significant accounting policies consistently followed by the company in the preparation of its financial statements. The policies are in conformity with the generally accepted accounting principles.

        SECURITIES - Securities are carried at fair value based on market prices obtained from an independent pricing service. All securities in the portfolio are recorded on a trade date basis. All gains and losses on the sale of securities are calculated by using the specific identification method.

        COMMERCIAL REAL ESTATE MORTGAGE INVESTMENTS - The mortgages are carried at fair value which is based on a discounted cash flow analysis utilizing current market interest rates, the credit worthiness of the borrower and the possibility of loan prepayment. The underlying collateral of the mortgages is nonresidential real estate.



                                                                 (Continued)

                            EMIGRANT SECURITIES CORP.
        (A Wholly Owned Subsidiary of Emigrant Portfolio Resource Corp.)

                        Notes to the Financial Statements

                                  June 30, 2001




        INTEREST INCOME - Interest income, adjusted for amortization of premium and accretion of discount, is recorded on an accrual basis.

        INCOME AND GAINS - Income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

        DIVIDENDS - Dividends to shareholders are recorded on an accrued basis as of the declaration date.

        FEDERAL INCOME TAXES - The Company intends to comply with applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes.


(3)  INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS


     The aggregate principal payments received for the six months ended June 30, 2001 were $ 93.4 million. The purchases and sales of securities during the same period were $193.0 million and $10.6 million, respectively, the realized gain on the sales of securities was $194,000. The unrealized appreciation and depreciation for the six months ended June 30, 2001 were $2.3 million and $681,000, respectively, for a net unrealized appreciation of $1.6 million.

     At June 30, 2001, $153 million securities were sold by its Parent to primary government securities dealers under repurchase agreements. The securities sold are maintained as asset accounts of the Company and the proceeds under the repurchase agreement were recorded on the accounts of the Parent. All repurchase agreements mature within three months. Repayment of the repurchase agreements have been guaranteed by the Parent. Therefore, the return of the securities is based on the credit worthiness of the Parent.




                                                                 (Continued)

                            EMIGRANT SECURITIES CORP.
        (A Wholly Owned Subsidiary of Emigrant Portfolio Resource Corp.)

                        Notes to the Financial Statements

                                  June 30, 2001




(4)  INVESTMENTS IN COMMERCIAL REAL ESTATE MORTGAGES

     The aggregate proceeds received from principal repayments for the six months ended June 30, 2001 were $17.2 million (including $12.0 million from prepayments). During the same period, there were $7.0 million in commercial real estate mortgages issued and none sold. The unrealized appreciation and depreciation were $1.4 million and $704,000, respectively, for a net unrealized appreciation of $692,000.



(5)  RELATED PARTY TRANSACTIONS

     The Company has entered into various transactions with related parties during the period. The significant transactions are summarized as follows:

     o The Company reimburses ESB for operating expenses paid to outside vendors by ESB on behalf of the Company.

     o ESB provides administrative services to the Company, including accounting and investment advisory, as well as certain loan subservicing by Emigrant Mortgage Company ("EMC"), another wholly owned subsidiary of ESB. The costs for such services for the six months ended June 30, 2001 were $363,000 (including $69,000 of subservicing costs to EMC), and are paid monthly. The subservicing fees paid to EMC are calculated at an annual rate of 3 basis points of the prior month end commercial real estate mortgage balance.



(6)  STATEMENT OF AGGREGATE REMUNERATION

     For the six months ended June 30, 2001, the aggregate remuneration paid by the Company to all directors for regular compensation was $4,000 and no compensation was paid to officers. No special compensation was paid to any director.